SCHEDULE OF EFFECTIVE INCOME TAX RATE PERCENTAGE (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions	(22.10%)		0.10%
Effect of non-deductible expenses	(0.20%)	0.60%	0.20%
Effect of research and development deduction	1.80%	(15.40%)	(8.20%)
Effective income tax rate	4.50%	10.20%	17.10%